Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic Retirement Fund	Dec. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 606
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	1,692
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	1,871
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	937
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	$ 1,461